First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 3.1%
1,037	Curtiss-Wright Corp.	$120,655
4,352	Howmet Aerospace, Inc.	124,206
3,236	Spirit AeroSystems Holdings, Inc., Class A	126,495
		371,356
	Air Freight & Logistics – 1.0%
1,278	C.H. Robinson Worldwide, Inc.	119,966
	Airlines – 2.0%
660	Allegiant Travel Co.	124,898
6,275	Hawaiian Holdings, Inc.	111,068
		235,966
	Auto Components – 2.0%
3,066	BorgWarner, Inc.	118,470
3,515	Gentex Corp.	119,264
		237,734
	Banks – 16.3%
3,855	Bank OZK	120,546
7,620	Cadence BanCorp	125,120
3,782	Cathay General Bancorp	121,742
3,164	CIT Group, Inc.	113,588
2,262	Comerica, Inc.	126,355
2,421	East West Bancorp, Inc.	122,769
5,127	First Hawaiian, Inc.	120,895
9,383	First Horizon Corp.	119,727
5,741	Great Western Bancorp, Inc.	119,987
6,029	Home BancShares, Inc.	117,445
3,909	Pacific Premier Bancorp, Inc.	122,469
4,731	PacWest Bancorp	120,167
2,119	Popular, Inc.	119,342
3,634	Synovus Financial Corp.	117,633
2,020	Western Alliance Bancorp	121,099
2,853	Zions Bancorp N.A.	123,934
		1,932,818
	Building Products – 2.9%
2,135	A.O. Smith Corp.	117,041
1,254	Simpson Manufacturing Co., Inc.	117,186
2,007	UFP Industries, Inc.	111,489
		345,716
	Capital Markets – 2.0%
1,100	Evercore, Inc., Class A	120,604
1,254	Raymond James Financial, Inc.	119,970
		240,574
	Chemicals – 2.0%
1,297	Innospec, Inc.	117,677
985	Stepan Co.	117,530
		235,207
Shares	Description	Value

	Commercial Services & Supplies – 2.9%
6,476	Ennis, Inc.	$115,597
3,293	Herman Miller, Inc.	111,303
562	UniFirst Corp.	118,970
		345,870
	Containers & Packaging – 1.0%
889	Packaging Corp. of America	122,602
	Diversified Consumer Services – 1.0%
1,200	Strategic Education, Inc.	114,396
	Diversified Financial Services – 1.0%
4,996	Jefferies Financial Group, Inc.	122,902
	Electrical Equipment – 1.0%
1,001	Regal Beloit Corp.	122,933
	Electronic Equipment, Instruments & Components – 5.1%
1,471	Cognex Corp.	118,099
2,827	FLIR Systems, Inc.	123,908
468	Littelfuse, Inc.	119,181
3,061	Methode Electronics, Inc.	117,175
5,823	Vishay Intertechnology, Inc.	120,594
		598,957
	Energy Equipment & Services – 1.9%
4,393	Cactus, Inc., Class A	114,526
11,010	Liberty Oilfield Services, Inc., Class A	113,513
		228,039
	Food Products – 1.1%
686	Lancaster Colony Corp.	126,039
	Health Care Equipment & Supplies – 1.0%
436	West Pharmaceutical Services, Inc.	123,523
	Health Care Providers & Services – 1.0%
1,707	National HealthCare Corp.	113,362
	Hotels, Restaurants & Leisure – 2.0%
2,455	Bally’s Corp.	123,315
1,609	Hyatt Hotels Corp., Class A	119,468
		242,783
	Household Durables – 4.7%
3,285	KB Home	110,113

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
2,272	MDC Holdings, Inc.	$110,419
2,593	PulteGroup, Inc.	111,810
2,537	Toll Brothers, Inc.	110,284
622	Whirlpool Corp.	112,265
		554,891
	Insurance – 8.0%
1,380	American Financial Group, Inc.	120,916
5,144	CNO Financial Group, Inc.	114,351
501	Everest Re Group Ltd.	117,279
3,008	Fidelity National Financial, Inc.	117,583
2,196	First American Financial Corp.	113,379
6,256	Old Republic International Corp.	123,306
1,015	Reinsurance Group of America, Inc.	117,638
5,431	Unum Group	124,587
		949,039
	IT Services – 6.8%
1,325	Booz Allen Hamilton Holding Corp.	115,514
2,549	CSG Systems International, Inc.	114,883
2,765	Genpact Ltd.	114,360
721	Jack Henry & Associates, Inc.	116,795
1,607	MAXIMUS, Inc.	117,616
1,488	TTEC Holdings, Inc.	108,520
5,131	Western Union (The) Co.	112,574
		800,262
	Leisure Products – 1.1%
1,153	Johnson Outdoors, Inc., Class A	129,862
	Machinery – 5.0%
2,070	Donaldson Co., Inc.	115,672
1,642	Graco, Inc.	118,799
1,509	ITT, Inc.	116,223
9,570	Mueller Water Products, Inc., Class A	118,476
1,370	Oshkosh Corp.	117,916
		587,086
	Metals & Mining – 2.1%
3,234	Steel Dynamics, Inc.	119,238
6,091	Warrior Met Coal, Inc.	129,860
		249,098
	Oil, Gas & Consumable Fuels – 3.0%
2,775	Arch Resources, Inc.	121,462
7,610	Delek US Holdings, Inc.	122,293
3,764	World Fuel Services Corp.	117,286
		361,041
Shares	Description	Value

	Personal Products – 3.0%
2,014	Inter Parfums, Inc.	$121,827
584	Medifast, Inc.	114,662
2,203	Nu Skin Enterprises, Inc., Class A	120,350
		356,839
	Professional Services – 5.8%
1,626	Barrett Business Services, Inc.	110,909
4,098	Heidrick & Struggles International, Inc.	120,399
1,338	Insperity, Inc.	108,940
1,293	ManpowerGroup, Inc.	116,603
9,129	Resources Connection, Inc.	114,752
1,885	Robert Half International, Inc.	117,775
		689,378
	Road & Rail – 1.0%
873	Landstar System, Inc.	117,558
	Semiconductors & Semiconductor Equipment – 4.0%
1,224	Entegris, Inc.	117,626
1,501	Power Integrations, Inc.	122,872
985	Teradyne, Inc.	118,092
479	Universal Display Corp.	110,074
		468,664
	Textiles, Apparel & Luxury Goods – 4.0%
1,369	Columbia Sportswear Co.	119,623
5,502	Levi Strauss & Co., Class A	110,480
1,165	Ralph Lauren Corp.	120,857
3,475	Steven Madden Ltd.	122,737
		473,697
	Trading Companies & Distributors – 1.0%
2,366	Boise Cascade Co.	113,095
	Total Investments – 99.8%	11,831,253
	(Cost $9,834,693) (a)
	Net Other Assets and Liabilities – 0.2%	19,831
	Net Assets – 100.0%	$11,851,084

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,211,175 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $214,615. The net unrealized appreciation was $1,996,560.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,831,253	$ 11,831,253	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 0.9%
4,294	Airbus SE (a)	$470,965
	Automobiles – 0.8%
6,411	Daimler AG	452,611
	Banks – 24.4%
58,196	Axis Bank Ltd. (a)	494,169
118,617	Banco Bilbao Vizcaya Argentaria S.A.	584,706
161,576	Banco Santander S.A. (a)	500,974
1,080,142	Bank of China Ltd., Class H	369,222
691,499	Bank of Communications Co., Ltd., Class H	365,710
261,950	Barclays PLC (a)	525,432
8,059	BNP Paribas S.A. (a)	424,381
123,140	BOC Hong Kong Holdings Ltd.	373,274
939,814	China Construction Bank Corp., Class H	714,033
1,012,852	China Everbright Bank Co., Ltd., Class H	385,415
6,948	Citigroup, Inc.	428,414
7,185	HDFC Bank, Ltd., ADR (a)	519,188
84,754	HSBC Holdings PLC (a)	439,091
35,223	ICICI Bank, Ltd., ADR (a)	523,414
42,546	ING Groep N.V., ADR (a)	401,634
3,545	JPMorgan Chase & Co.	450,463
6,215	KBC Group N.V. (a)	434,902
19,709	Kotak Mahindra Bank Ltd. (a)	538,287
276,549	Lloyds Banking Group PLC, ADR (a)	542,036
81,815	Nordea Bank Abp (a)	666,862
790,756	Postal Savings Bank of China Co., Ltd., Class H (b) (c)	446,763
4,834	Royal Bank of Canada	397,194
15,005	Shinhan Financial Group Co., Ltd., ADR	446,549
67,737	Skandinaviska Enskilda Banken AB, Class A	695,680
22,499	Societe Generale S.A. (a)	467,865
36,270	UniCredit S.p.A. (a)	338,877
751,981,059	VTB Bank PJSC	383,382
28,565	Westpac Banking Corp.	426,570
		13,284,487
	Capital Markets – 8.0%
9,951	Bank of New York Mellon (The) Corp.	422,320
2,158	CME Group, Inc.	392,864
32,441	Credit Suisse Group AG	417,743
1,976	Deutsche Boerse AG	336,147
1,770	Goldman Sachs Group (The), Inc.	466,767
5,748	London Stock Exchange Group PLC	708,064
2,834	Nasdaq, Inc.	376,185
Shares	Description	Value

	Capital Markets (Continued)
4,500	Northern Trust Corp.	$419,130
368	Partners Group Holding AG	432,305
28,572	UBS Group AG	402,454
		4,373,979
	Communications Equipment – 3.3%
8,945	Cisco Systems, Inc.	400,289
86,337	Nokia Oyj, ADR (a) (d)	337,578
59,629	Telefonaktiebolaget LM Ericsson, Class B	707,639
147,437	ZTE Corp., Class H	370,853
		1,816,359
	Diversified Telecommunication Services – 3.7%
22,739	AT&T, Inc.	653,973
1,190	Swisscom AG	641,307
172,545	Telefonica S.A., ADR (d)	697,082
		1,992,362
	Electric Utilities – 2.5%
12,805	Endesa S.A.	349,626
28,106	Iberdrola S.A.	401,728
6,767	Verbund AG	577,443
		1,328,797
	Electronic Equipment, Instruments & Components – 1.0%
976	Samsung SDI Co., Ltd.	564,235
	Food & Staples Retailing – 1.9%
20,232	Carrefour S.A.	346,771
10,189	Kroger (The) Co.	323,603
2,587	Walmart, Inc.	372,916
		1,043,290
	Household Durables – 0.9%
4,628	Sony Corp., ADR	467,891
	Industrial Conglomerates – 1.6%
4,002	Honeywell International, Inc.	851,225
	Insurance – 4.4%
34,265	AIA Group Ltd.	419,890
1,628	Allianz SE	399,161
12,569	American International Group, Inc.	475,862
17,168	AXA S.A.	409,231
30,307	China Life Insurance Co., Ltd., ADR	335,195
1,708	Willis Towers Watson PLC	359,842
		2,399,181

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services – 2.2%
5,516	Baidu, Inc., ADR (a)	$1,192,780
	Internet & Direct Marketing Retail – 3.7%
2,458	Alibaba Group Holding Ltd., ADR (a)	572,050
207	Amazon.com, Inc. (a)	674,185
8,820	JD.com, Inc., ADR (a)	775,278
		2,021,513
	IT Services – 15.9%
2,814	Accenture PLC, Class A	735,045
2,559	Capgemini SE	396,402
5,143	CGI, Inc. (a)	408,038
10,028	Cognizant Technology Solutions Corp., Class A	821,795
5,200	Fujitsu Ltd.	750,627
52,174	Infosys Ltd., ADR	884,349
5,453	International Business Machines Corp.	686,424
1,064	Mastercard, Inc., Class A	379,784
30,100	NTT Data Corp.	411,322
3,458	PayPal Holdings, Inc. (a)	809,864
20,716	Tata Consultancy Services Ltd.	811,643
1,757	Visa, Inc., Class A	384,309
81,751	Wipro Ltd., ADR	461,893
7,359	Worldline S.A. (a) (b) (c)	711,119
		8,652,614
	Marine – 1.7%
409	AP Moller - Maersk A.S., Class B	912,671
	Metals & Mining – 0.8%
13,132	BHP Group Ltd.	429,566
	Multi-Utilities – 1.3%
46,834	Engie S.A. (a)	716,329
	Professional Services – 2.1%
9,000	Recruit Holdings Co., Ltd.	376,630
250	SGS S.A.	753,982
		1,130,612
	Semiconductors & Semiconductor Equipment – 11.7%
8,324	Advanced Micro Devices, Inc. (a)	763,394
12,493	Infineon Technologies AG	479,077
13,427	Intel Corp.	668,933
14,651	Micron Technology, Inc. (a)	1,101,462
1,335	NVIDIA Corp.	697,137
8,331	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	908,412
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
4,791	Texas Instruments, Inc.	$786,347
6,653	Xilinx, Inc.	943,196
		6,347,958
	Software – 4.2%
3,200	Microsoft Corp.	711,744
11,466	Oracle Corp.	741,736
1,428	salesforce.com, Inc. (a)	317,773
4,071	SAP SE	533,241
		2,304,494
	Technology Hardware, Storage & Peripherals – 1.0%
7,085	Samsung Electronics Co., Ltd.	528,293
	Wireless Telecommunication Services – 1.9%
15,844	SK Telecom Co., Ltd., ADR	387,861
53,000	Softbank Corp.	663,687
		1,051,548
	Total Common Stocks	54,333,760
	(Cost $44,261,147)
MONEY MARKET FUNDS – 0.8%
458,079	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (e) (f)	458,079
	(Cost $458,079)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.9%
$466,858	JPMorgan Chase & Co., 0.01% (e), dated 12/31/20, due 1/4/21, with a maturity value of $466,859. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $479,550 (f)	466,858
	(Cost $466,858)
	Total Investments – 101.6%	55,258,697
	(Cost $45,186,084) (g)
	Net Other Assets and Liabilities – (1.6)%	(867,537)
	Net Assets – 100.0%	$54,391,160

(a)	Non-income producing security.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $887,599 and the total value of the collateral held by the Fund is $924,937.
(e)	Rate shown reflects yield as of December 31, 2020.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,428,729 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,356,116. The net unrealized appreciation was $10,072,613.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 54,333,760	$ 54,333,760	$ —	$ —
Money Market Funds	458,079	458,079	—	—
Repurchase Agreements	466,858	—	466,858	—
Total Investments	$ 55,258,697	$ 54,791,839	$ 466,858	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	50.7%
Euro	18.1
Hong Kong Dollar	6.2
Swiss Franc	4.8
Japanese Yen	4.0
Indian Rupee	3.3
British Pound Sterling	3.0
Swedish Krona	2.5
South Korean Won	2.0
Danish Krone	1.7
Australian Dollar	1.5
Canadian Dollar	1.5
Russian Ruble	0.7
Total	100.0%

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Aerospace & Defense – 5.7%
38,817	AeroVironment, Inc. (a)	$3,373,197
25,867	Elbit Systems Ltd.	3,405,788
846,161	QinetiQ Group PLC	3,700,486
		10,479,471
	Auto Components – 4.2%
5,849	Aptiv PLC	762,066
5,083	Continental AG	752,920
14,700	Denso Corp.	873,273
101,670	Gentex Corp.	3,449,663
11,304	Magna International, Inc.	800,323
53,703	Veoneer, Inc. (a)	1,143,874
		7,782,119
	Automobiles – 1.2%
13,740	NIO, Inc., ADR (a)	669,688
1,224	Tesla, Inc. (a)	863,740
36,100	Yamaha Motor Co., Ltd.	735,600
		2,269,028
	Communications Equipment – 2.1%
73,984	Ciena Corp. (a)	3,910,054
	Electrical Equipment – 3.1%
40,422	ABB Ltd.	1,128,236
9,037	Emerson Electric Co.	726,304
47,100	Mitsubishi Electric Corp.	710,229
8,300	Nidec Corp.	1,043,378
4,189	Rockwell Automation, Inc.	1,050,643
7,671	Schneider Electric SE	1,108,622
		5,767,412
	Electronic Equipment, Instruments & Components – 14.1%
14,242	Cognex Corp.	1,143,419
8,789	Coherent, Inc. (a)	1,318,526
135,883	Delta Electronics, Inc.	1,271,878
16,188	FARO Technologies, Inc. (a)	1,143,358
86,674	FLIR Systems, Inc.	3,798,921
39,811	Hexagon AB, Class B	3,628,068
84,876	Hollysys Automation Technologies, Ltd.	1,246,829
2,000	Keyence Corp.	1,123,432
28,593	National Instruments Corp.	1,256,376
12,000	Omron Corp.	1,069,198
260,400	Topcon Corp.	3,233,091
55,360	Trimble, Inc. (a)	3,696,387
60,500	Yokogawa Electric Corp.	1,203,496
2,828	Zebra Technologies Corp., Class A (a)	1,086,885
		26,219,864
Shares	Description	Value

	Entertainment – 0.4%
39,500	DeNA Co., Ltd.	$703,506
	Health Care Equipment & Supplies – 1.9%
125,800	CYBERDYNE, Inc. (a) (b)	884,517
1,474	Intuitive Surgical, Inc. (a)	1,205,879
6,107	Medtronic PLC	715,374
2,974	Stryker Corp.	728,749
		3,534,519
	Health Care Technology – 0.8%
6,620	Omnicell, Inc. (a)	794,533
3,492	Teladoc Health, Inc. (a)	698,260
		1,492,793
	Household Durables – 1.8%
42,260	iRobot Corp. (a)	3,393,055
	Industrial Conglomerates – 0.4%
5,182	Siemens AG	743,971
	Interactive Media & Services – 1.4%
395	Alphabet, Inc., Class A (a)	692,293
4,993	Baidu, Inc., ADR (a)	1,079,686
2,767	NAVER Corp.	745,050
		2,517,029
	Internet & Direct Marketing Retail – 0.7%
2,637	Alibaba Group Holding Ltd., ADR (a)	613,709
219	Amazon.com, Inc. (a)	713,268
		1,326,977
	IT Services – 4.6%
6,708	Akamai Technologies, Inc. (a)	704,273
36,041	Atos SE (a)	3,292,525
11,055	Endava PLC, ADR (a)	848,471
5,621	International Business Machines Corp.	707,572
14,700	Obic Co., Ltd.	2,951,247
		8,504,088
	Life Sciences Tools & Services – 2.7%
10,290	Illumina, Inc. (a)	3,807,300
2,434	Tecan Group AG	1,192,668
		4,999,968
	Machinery – 8.9%
25,318	ANDRITZ AG	1,159,246
63,945	ATS Automation Tooling Systems, Inc. (a)	1,122,767
9,100	Daifuku Co., Ltd.	1,124,556

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
2,654	Deere & Co.	$714,059
29,221	Duerr AG	1,192,308
4,500	FANUC Corp.	1,105,225
13,400	Hirata Corp.	1,001,869
9,681	John Bean Technologies Corp.	1,102,375
47,600	Kawasaki Heavy Industries, Ltd. (a)	1,071,352
31,285	Konecranes OYJ	1,099,952
706,974	Mirle Automation Corp.	1,107,084
7,748	Proto Labs, Inc. (a)	1,188,543
31,583	SFA Engineering Corp.	1,122,253
42,185	Valmet OYJ	1,203,865
22,200	Yaskawa Electric Corp.	1,102,959
		16,418,413
	Pharmaceuticals – 0.4%
4,799	Johnson & Johnson	755,267
	Professional Services – 1.8%
42,767	CoreLogic, Inc.	3,306,745
	Semiconductors & Semiconductor Equipment – 8.4%
42,421	Ambarella, Inc. (a)	3,895,096
14,663	Brooks Automation, Inc.	994,885
11,511	Eo Technics Co., Ltd.	1,239,793
14,359	Intel Corp.	715,365
4,247	KLA Corp.	1,099,591
1,997	NVIDIA Corp.	1,042,833
6,755	NXP Semiconductors N.V.	1,074,113
7,272	QUALCOMM, Inc.	1,107,816
9,700	Teradyne, Inc.	1,162,933
22,773	Xilinx, Inc.	3,228,528
		15,560,953
	Software – 32.8%
9,803	ANSYS, Inc. (a)	3,566,331
23,675	Appian Corp. (a)	3,837,481
2,476	Autodesk, Inc. (a)	756,022
4,043	Avalara, Inc. (a)	666,650
73,191	AVEVA Group PLC	3,204,840
564,640	BlackBerry Ltd. (a) (b)	3,743,563
173,733	Blue Prism Group PLC (a)	4,086,374
28,499	Cadence Design Systems, Inc. (a)	3,888,119
17,869	Dassault Systemes SE	3,626,999
87,176	Dynatrace, Inc. (a)	3,772,106
1,469	Fair Isaac Corp. (a)	750,718
3,244	Microsoft Corp.	721,530
7,474	Netcompany Group A.S. (a) (c) (d)	763,667
13,600	Nice Ltd., ADR (a)	3,856,144
76,846	Nuance Communications, Inc. (a)	3,388,140
25,324	Pegasystems, Inc.	3,374,676
Shares	Description	Value

	Software (Continued)
150,100	PKSHA Technology, Inc. (a) (b)	$3,728,696
77,277	PROS Holdings, Inc. (a)	3,923,353
6,437	PTC, Inc. (a)	769,930
6,201	ServiceNow, Inc. (a)	3,413,216
14,569	Synopsys, Inc. (a)	3,776,868
40,223	Veritone, Inc. (a)	1,144,344
		60,759,767
	Technology Hardware, Storage & Peripherals – 1.5%
116,972	3D Systems Corp. (a)	1,225,866
11,519	Samsung Electronics Co., Ltd.	858,915
46,400	Seiko Epson Corp.	687,990
		2,772,771
	Wireless Telecommunication Services – 0.4%
9,900	SoftBank Group Corp.	772,594
	Total Common Stocks	183,990,364
	(Cost $135,507,907)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
994	Equinix, Inc.	709,895
	(Cost $686,469)
MONEY MARKET FUNDS – 1.1%
2,011,456	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (e) (f)	2,011,456
	(Cost $2,011,456)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.1%
$2,050,009	JPMorgan Chase & Co., 0.01% (e), dated 12/31/20, due 1/4/21, with a maturity value of $2,050,011. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $2,105,738 (f)	2,050,009
	(Cost $2,050,009)
	Total Investments – 101.9%	188,761,724
	(Cost $140,255,841) (g)
	Net Other Assets and Liabilities – (1.9)%	(3,500,525)
	Net Assets – 100.0%	$185,261,199

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,891,506 and the total value of the collateral held by the Fund is $4,061,465.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of December 31, 2020.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $48,889,934 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $384,051. The net unrealized appreciation was $48,505,883.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 183,990,364	$ 183,990,364	$ —	$ —
Real Estate Investment Trusts*	709,895	709,895	—	—
Money Market Funds	2,011,456	2,011,456	—	—
Repurchase Agreements	2,050,009	—	2,050,009	—
Total Investments	$ 188,761,724	$ 186,711,715	$ 2,050,009	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	64.1%
Japanese Yen	13.3
Euro	7.5
British Pound Sterling	5.8
South Korean Won	2.1
Swedish Krona	1.9
Israeli Shekel	1.8
New Taiwan Dollar	1.3
Swiss Franc	1.2
Canadian Dollar	0.6
Danish Krone	0.4
Total	100.0%

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.0%
	Air Freight & Logistics – 2.5%
765	FedEx Corp.	$198,609
1,651	XPO Logistics, Inc. (a)	196,799
		395,408
	Automobiles – 3.6%
13,986	General Motors Co. (a)	582,377
	Banks – 3.0%
30,311	Regions Financial Corp.	488,613
	Beverages – 1.5%
7,472	Keurig Dr Pepper, Inc.	239,104
	Building Products – 4.6%
5,900	Carrier Global Corp.	222,548
1,642	Fortune Brands Home & Security, Inc.	140,752
5,043	Owens Corning	382,058
		745,358
	Capital Markets – 0.9%
3,691	KKR & Co., Inc.	149,449
	Chemicals – 4.7%
4,868	LyondellBasell Industries N.V., Class A	446,201
1,571	Scotts Miracle-Gro (The) Co.	312,849
		759,050
	Construction & Engineering – 3.0%
6,631	Quanta Services, Inc.	477,565
	Consumer Finance – 8.6%
14,741	Ally Financial, Inc.	525,664
4,049	Discover Financial Services	366,556
14,160	Synchrony Financial	491,494
		1,383,714
	Distributors – 3.0%
13,579	LKQ Corp. (a)	478,524
	Food & Staples Retailing – 4.2%
4,980	BJ’s Wholesale Club Holdings, Inc. (a)	185,654
14,600	US Foods Holding Corp. (a)	486,326
		671,980
	Food Products – 1.5%
4,249	Darling Ingredients, Inc. (a)	245,082
	Health Care Providers & Services – 6.1%
3,356	HCA Healthcare, Inc. (a)	551,928
537	Humana, Inc.	220,315
Shares	Description	Value

	Health Care Providers & Services (Continued)
603	UnitedHealth Group, Inc.	$211,460
		983,703
	Household Durables – 13.8%
4,650	DR Horton, Inc.	320,478
735	Helen of Troy, Ltd. (a)	163,310
4,010	Leggett & Platt, Inc.	177,643
4,961	Lennar Corp., Class A	378,177
32	NVR, Inc. (a)	130,555
8,236	PulteGroup, Inc.	355,136
7,314	Tempur Sealy International, Inc. (a)	197,478
8,357	Toll Brothers, Inc.	363,279
836	Whirlpool Corp.	150,890
		2,236,946
	Independent Power & Renewable Electricity Producers – 2.5%
17,151	AES (The) Corp.	403,048
	Insurance – 2.1%
2,575	Primerica, Inc.	344,870
	Machinery – 3.2%
827	Cummins, Inc.	187,812
1,946	Snap-on, Inc.	333,038
		520,850
	Media – 6.7%
4,839	Nexstar Media Group, Inc., Class A	528,370
15,044	ViacomCBS, Inc., Class B	560,540
		1,088,910
	Multiline Retail – 1.0%
952	Target Corp.	168,057
	Road & Rail – 1.6%
6,185	Knight-Swift Transportation Holdings, Inc.	258,657
	Semiconductors & Semiconductor Equipment – 1.1%
1,109	Qorvo, Inc. (a)	184,393
	Specialty Retail – 13.2%
7,050	AutoNation, Inc. (a)	492,019
1,930	Best Buy Co., Inc.	192,595
2,478	CarMax, Inc. (a)	234,072
6,865	Gap (The), Inc.	138,604
12,173	L Brands, Inc. (a)	452,714
1,140	Lithia Motors, Inc., Class A	333,644
2,781	Williams-Sonoma, Inc.	283,217
		2,126,865

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance – 1.8%
6,684	Essent Group Ltd.	$288,749
	Trading Companies & Distributors – 2.8%
1,964	United Rentals, Inc. (a)	455,471
	Total Common Stocks	15,676,743
	(Cost $13,336,192)
REAL ESTATE INVESTMENT TRUSTS – 2.9%
	Mortgage Real Estate Investment Trusts – 2.9%
24,558	Starwood Property Trust, Inc.	473,969
	(Cost $380,403)
	Total Investments – 99.9%	16,150,712
	(Cost $13,716,595) (b)
	Net Other Assets and Liabilities – 0.1%	17,389
	Net Assets – 100.0%	$16,168,101

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,549,330 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $115,213. The net unrealized appreciation was $2,434,117.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,676,743	$ 15,676,743	$ —	$ —
Real Estate Investment Trusts*	473,969	473,969	—	—
Total Investments	$ 16,150,712	$ 16,150,712	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.6%
	Air Freight & Logistics – 1.1%
8,415	United Parcel Service, Inc., Class B	$1,417,086
	Beverages – 6.2%
20,466	Brown-Forman Corp., Class B	1,625,614
74,402	Keurig Dr Pepper, Inc.	2,380,864
40,005	Monster Beverage Corp. (a)	3,699,663
		7,706,141
	Biotechnology – 1.9%
10,275	Amgen, Inc.	2,362,428
	Building Products – 0.9%
21,417	Masco Corp.	1,176,436
	Capital Markets – 5.8%
25,251	Intercontinental Exchange, Inc.	2,911,188
18,582	Morningstar, Inc.	4,303,033
		7,214,221
	Commercial Services & Supplies – 2.6%
82,553	Rollins, Inc.	3,225,346
	Entertainment – 4.3%
25,065	Electronic Arts, Inc.	3,599,334
8,229	Take-Two Interactive Software, Inc. (a)	1,709,904
		5,309,238
	Food Products – 2.2%
28,454	McCormick & Co., Inc.	2,720,202
	Health Care Equipment & Supplies – 8.3%
15,192	Danaher Corp.	3,374,751
3,941	IDEXX Laboratories, Inc. (a)	1,969,988
14,247	STERIS PLC	2,700,376
7,872	West Pharmaceutical Services, Inc.	2,230,216
		10,275,331
	Health Care Providers & Services – 1.0%
2,396	Chemed Corp.	1,276,134
	Household Durables – 2.3%
24,231	Garmin Ltd.	2,899,481
	Household Products – 2.6%
36,501	Church & Dwight Co., Inc.	3,183,982
	Industrial Conglomerates – 1.5%
4,333	Roper Technologies, Inc.	1,867,913
	Insurance – 2.6%
27,243	Marsh & McLennan Cos., Inc.	3,187,431
Shares	Description	Value

	Interactive Media & Services – 2.9%
2,054	Alphabet, Inc., Class A (a)	$3,599,923
	Internet & Direct Marketing Retail – 2.5%
962	Amazon.com, Inc. (a)	3,133,167
	IT Services – 3.8%
5,708	Accenture PLC, Class A	1,490,987
36,136	Black Knight, Inc. (a)	3,192,615
		4,683,602
	Life Sciences Tools & Services – 11.6%
29,898	Agilent Technologies, Inc.	3,542,614
3,743	Bio-Rad Laboratories, Inc., Class A (a)	2,181,944
1,626	Mettler-Toledo International, Inc. (a)	1,853,120
24,728	PerkinElmer, Inc.	3,548,468
6,925	Thermo Fisher Scientific, Inc.	3,225,527
		14,351,673
	Machinery – 6.4%
19,646	Graco, Inc.	1,421,388
15,737	IDEX Corp.	3,134,811
35,106	Toro (The) Co.	3,329,453
		7,885,652
	Media – 7.2%
5,224	Charter Communications, Inc., Class A (a)	3,455,937
21,216	Liberty Broadband Corp., Class A (a)	3,343,217
42,307	New York Times (The) Co., Class A	2,190,234
		8,989,388
	Multiline Retail – 4.1%
16,186	Dollar General Corp.	3,403,916
9,312	Target Corp.	1,643,847
		5,047,763
	Personal Products – 1.3%
6,034	Estee Lauder (The) Cos., Inc., Class A	1,606,190
	Pharmaceuticals – 1.6%
12,216	Zoetis, Inc.	2,021,748
	Professional Services – 2.0%
11,967	Verisk Analytics, Inc.	2,484,229
	Road & Rail – 4.0%
13,347	JB Hunt Transport Services, Inc.	1,823,867
45,184	Knight-Swift Transportation Holdings, Inc.	1,889,595

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail (Continued)
6,093	Old Dominion Freight Line, Inc.	$1,189,232
		4,902,694
	Specialty Retail – 2.2%
19,263	Tractor Supply Co.	2,707,993
	Textiles, Apparel & Luxury Goods – 1.0%
9,051	NIKE, Inc., Class B	1,280,445
	Trading Companies & Distributors – 2.4%
13,182	Watsco, Inc.	2,986,382
	Wireless Telecommunication Services – 1.3%
12,026	T-Mobile US, Inc. (a)	1,621,706
	Total Common Stocks	121,123,925
	(Cost $106,595,832)
REAL ESTATE INVESTMENT TRUSTS – 2.3%
	Equity Real Estate Investment Trusts – 2.3%
2,060	Equinix, Inc.	1,471,211
21,390	QTS Realty Trust, Inc., Class A	1,323,613
	Total Real Estate Investment Trusts	2,794,824
	(Cost $2,932,228)
	Total Investments – 99.9%	123,918,749
	(Cost $109,528,060) (b)
	Net Other Assets and Liabilities – 0.1%	122,596
	Net Assets – 100.0%	$124,041,345

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,305,555 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $914,866. The net unrealized appreciation was $14,390,689.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 121,123,925	$ 121,123,925	$ —	$ —
Real Estate Investment Trusts*	2,794,824	2,794,824	—	—
Total Investments	$ 123,918,749	$ 123,918,749	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Beverages – 2.1%
1,682	Diageo PLC	$66,198
	Biotechnology – 2.0%
154	Genmab A.S. (a)	62,258
	Capital Markets – 10.0%
334	Deutsche Boerse AG	56,818
502	Euronext N.V. (b) (c)	55,286
1,252	Hong Kong Exchanges & Clearing Ltd.	68,636
2,282	Japan Exchange Group, Inc.	58,302
60	Partners Group Holding AG	70,485
		309,527
	Chemicals – 2.0%
224	Sika AG	61,181
	Commercial Services & Supplies – 1.9%
8,284	Rentokil Initial PLC (a)	57,729
	Construction & Engineering – 4.2%
2,720	Skanska AB, Class B	69,326
1,768	Taisei Corp.	60,871
		130,197
	Diversified Financial Services – 2.1%
898	Investor AB, Class B	65,400
	Entertainment – 2.2%
104	Nintendo Co., Ltd.	66,305
	Food & Staples Retailing – 1.9%
1,712	Alimentation Couche-Tard, Inc., Class B	58,344
	Food Products – 1.9%
488	Nestle S.A.	57,471
	Health Care Equipment & Supplies – 2.2%
502	Hoya Corp.	69,377
	Household Durables – 2.6%
808	Sony Corp.	80,483
	Household Products – 1.8%
1,688	Essity AB, Class B	54,266
	IT Services – 6.5%
28	Adyen N.V. (a) (b) (c)	65,163
836	CGI, Inc. (a)	66,327
1,970	Nomura Research Institute Ltd.	70,497
		201,987
Shares	Description	Value

	Machinery – 7.9%
1,218	Atlas Copco AB, Class A	$62,339
3,936	Epiroc AB, Class A	71,591
652	Kone OYJ, Class B	52,936
210	Schindler Holding AG	56,598
		243,464
	Marine – 2.1%
284	Kuehne + Nagel International AG	64,416
	Metals & Mining – 2.4%
2,248	BHP Group Ltd.	73,535
	Multiline Retail – 2.1%
1,690	Wesfarmers Ltd.	65,666
	Paper & Forest Products – 2.1%
2,754	Mondi PLC	64,758
	Personal Products – 2.0%
796	Kao Corp.	61,441
	Pharmaceuticals – 11.8%
542	AstraZeneca PLC	54,284
1,424	Chugai Pharmaceutical Co., Ltd.	75,893
810	Novo Nordisk A.S., Class B	56,724
168	Roche Holding AG	58,638
572	Sanofi	54,994
1,194	Shionogi & Co., Ltd.	65,161
		365,694
	Professional Services – 5.6%
20	SGS S.A.	60,318
698	Thomson Reuters Corp.	57,128
672	Wolters Kluwer N.V.	56,695
		174,141
	Road & Rail – 1.8%
516	Canadian National Railway Co.	56,728
	Semiconductors & Semiconductor Equipment – 2.5%
210	Tokyo Electron Ltd.	78,098
	Software – 5.2%
48	Constellation Software, Inc.	62,330
6,278	Sage Group (The) PLC	49,966
370	SAP SE	48,465
89	Topicus.com, Inc. (a) (d) (e)	336
		161,097
	Technology Hardware, Storage & Peripherals – 2.3%
720	Logitech International S.A.	69,877

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 4.0%
60	Hermes International	$64,474
82	Kering S.A.	59,544
		124,018
	Trading Companies & Distributors – 1.9%
1,746	Bunzl PLC	58,330
	Wireless Telecommunication Services – 2.1%
2,226	KDDI Corp.	66,098
	Total Investments – 99.2%	3,068,084
	(Cost $2,984,902) (f)
	Net Other Assets and Liabilities – 0.8%	24,029
	Net Assets – 100.0%	$3,092,113

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2020, securities noted as such are valued at $336 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $93,975 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,793. The net unrealized appreciation was $83,182.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Software	$ 161,097	$ 160,761	$ 336	$ —
Other industry categories*	2,906,987	2,906,987	—	—
Total Investments	$ 3,068,084	$ 3,067,748	$ 336	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	24.5%
Euro	16.8
Swiss Franc	16.3
British Pound Sterling	11.5
Swedish Krona	10.5
Canadian Dollar	9.8
Australian Dollar	4.5
Danish Krone	3.9
Hong Kong Dollar	2.2
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM, Dorsey Wright Momentum Plus Low Volatility Index and Dorsey Wright Momentum Plus Value Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
Indxx and Indxx Blockchain Index (“Indxx Indexes”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Fund.